Segment Reporting - Information about Operations in Different Segments (Parenthetical) (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Accrued capital expenditures		$ 48,300,000	$ 0
Cash payments for accrued capital expenditures outstanding	$ 27,000,000